Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 37,103.2	$ 507.3	₨ 14,448.1
Decrease related to prior year tax positions	(221.5)	(3.0)	0.0
Increase related to prior year tax positions	892.8	12.2	16,274.4
Increase related to current year tax positions	5,273.5	72.1	6,380.7
Closing balance	₨ 43,048.0	$ 588.6	₨ 37,103.2